Long-term investments (Tables)	12 Months Ended
Dec. 31, 2014
Long-term investments [Abstract]
Summary of long-term investments

The following is a summary of long-term investments:

	As of December 31,
	2013	2014
	US$	US$
Cost method investments:
Investee A (a)	—	20,000
Others	—	3,784
Total cost method investments	—	23,784

(a)
In 2014, the Group purchased ordinary shares of investee A for cash consideration of US$20,000. Investee A is mainly engaged in the provision of temporary driving services. The investment is accounted for under cost method as the Group is unable to exercise significant influence on investee A and the shares do not have readily determinable fair value.

(b)
In 2014, the Group invested in preference share of investee B and in-substance preference share of investee C at a total cash consideration of US$3,784. The investees are mainly engaged in the provision of second-hand automobile sales agency service and driver training service ordering through the internet and mobile internet. The Group accounted for both investments under cost method investment because the shares invested do not have readily determinable fair value.